Chou Opportunity Fund | Chou Opportunity Fund
Chou Opportunity Fund
Investment Objective
The investment objective of the Chou Opportunity Fund (the “Opportunity Fund”) is long-term growth of capital.
Fees and Expenses of the Opportunity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Chou Opportunity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chou Opportunity Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.90%
Total Annual Fund Operating Expenses		1.90%
Waivers and Reimbursements		(0.40%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1]	1.50%
[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to reduce a portion of its fee and reimburse Opportunity Fund expenses to limit Total Annual Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Expense Example

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chou Opportunity Fund	153	558	989	2,190

Portfolio Turnover

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunity Fund’s performance. During the most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Opportunity Fund seeks to invest primarily in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value. The Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital. Once an investment is made, the Opportunity Fund expects to be a patient, long-term investor. Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates. The equity securities in which the Opportunity Fund invests include common and preferred shares, convertible securities, American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Opportunity Fund may invest in debt securities, including government and corporate bonds, high yield bonds, commercial paper, mortgage or asset-backed securities and repurchase agreements. Chou may decide to maintain a large portion of the Opportunity Fund’s debt investments in short-term fixed-income securities during periods of high market valuations and volatility. The Opportunity Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Opportunity Fund may invest in income trusts, bank debt, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). The Opportunity Fund may invest in debt securities that are of any credit quality and maturity, and rated below investment grade (i.e., “junk bonds”) and thus rated below “Baa3” or lower by Moody’s or “BBB” or lower by S&P or unrated, and securities in default or distressed.

The Opportunity Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Principal Investment Risks

The Opportunity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments. An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Opportunity Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Opportunity Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk. The Opportunity Fund’s investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Opportunity Fund’s investments in derivatives, including options, futures and swaps, can be volatile and can have a large impact on the performance of the Opportuntiy Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Opportunity Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

• Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Opportunity Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Distressed Securities Risk is the risk that the Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk). The Opportunity Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

• Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

• Interest Rate Risk - The value of the Opportunity Fund's investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Opportunity Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.

• Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Opportunity Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Hedging Risk is the risk that investments made by the Opportunity Fund to hedge or minimize risk may not work as anticipated. In addition, should the Opportunity Fund purchase put options to hedge risk, the Opportunity Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Securities Lending Risk. Borrowers of the Opportunity Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.

Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

Performance Information

The following chart and table illustrate the variability of the Opportunity Fund’s returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund’s average annual returns for 1 year and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance information is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

YEAR ENDED DECEMBER 31

During the period shown, the highest return for a quarter was 6.15% (for the quarter ended December 31, 2011), and the lowest return was -22.29% (for the quarter ended September 30, 2011).
Average Annual Total Returns
(For the periods ended December 31, 2011)
Average Annual Total Returns	Label	One Year	Since Inception 07/01/2010
Chou Opportunity Fund	Chou Opportunity Fund Return Before Taxes	(17.78%)	0.21%
Chou Opportunity Fund After Taxes on Distributions	Chou Opportunity Fund Return After Taxes on Distributions	(17.83%)	0.16%
Chou Opportunity Fund After Taxes on Distributions and Sales	Chou Opportunity Fund Return After Taxes on Distributions and Sale of Fund Shares	(11.52%)	0.16%
Chou Opportunity Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	16.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.